Share-Based Payment (Schedule of Number and Weighted Average Exercise Prices of Share Options) (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Number of Options
Outstanding at beginning of year | shares	34,886	27,169	25,502
Granted | shares	4,249	18,303	3,000
Exercised | shares	(8,000)	(3,586)
Expired | shares		(7,000)	(1,333)
Outstanding at end of year | shares	31,135	34,886	27,169
Exercisable at end of year | shares	17,018	16,583	24,169
Weighted Average Exercise Price
Outstanding at beginning of year | $ / shares	$ 9.83	$ 7.82	$ 7.54
Granted | $ / shares	28.91	11.41	8.95
Exercised | $ / shares	7.87	6.27
Expired | $ / shares		8.25	5
Outstanding at end of year | $ / shares	12.94	9.83	7.82
Exercisable at end of year | $ / shares	$ 6.3	$ 8.09	$ 7.68